LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
(Standard and Service Class)
Summary Prospectus	May 1, 2017

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2017, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses[1]	0.16%	0.16%
Acquired Fund Fees and Expenses (AFFE)[2]	0.11%	0.11%
Total Annual Fund Operating Expenses (including AFFE)[3]	0.52%	0.87%
Less Expense Reimbursement[4,5]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses (After Expense Reimbursement)	0.48%	0.83%
[1] Other Expenses were restated to reflect the current fee structure of the fund.
[2] Annualized.
[3] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[4] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.37% of the Fund’s average daily net assets for the Standard Class (and 0.72% for the Service Class). The agreement will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
[5] The Expense Reimbursement was restated to reflect the current expense reimbursement of the Fund.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
	1 year	3 years	5 years	10 years
Standard Class	$49	$163	$287	$ 648
Service Class	$85	$273	$478	$1,069
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund was operational for only part of the most recent fiscal year. During the period May 2, 2016, commencement of operations, through December 31, 2016, the Fund’s portfolio turnover rate was 14% of the average of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in iShares Exchange Traded Funds (“underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs. The underlying ETFs, in turn, invest in domestic equity (stocks) and/or domestic fixed income (bonds) securities. Under normal circumstances, the Fund, through the underlying ETFs, invests at least 80% of its assets in a portfolio of investments that provides exposure to U.S. securities. The Fund’s underlying ETF strategy is sub-advised by BlackRock Investment Management, LLC (“BlackRock”). The Fund also employs an actively managed risk-management strategy (the “risk management strategy”) sub-advised by Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”), which seeks to stabilize the Fund’s overall portfolio volatility.
Underlying ETF Allocation Strategy. Under normal circumstances, approximately 70% of the Fund’s underlying ETF assets will be invested primarily in domestic equity securities (stocks) and approximately 30% of the Fund’s underlying ETF assets will be invested primarily in domestic fixed income securities (bonds).
BlackRock develops the Fund’s asset allocation strategy based on the Fund’s investment objective. The Fund’s largest allocation will be to underlying ETFs that invest primarily in domestic equity securities, including securities of small- and medium-capitalization companies, with growth and value characteristics. BlackRock defines small-capitalization companies as those with a market capitalization of less than $2 billion. BlackRock defines medium-capitalization companies as those with market capitalizations of between $2 billion and $10 billion.
A smaller allocation will be made to underlying ETFs that invest primarily in domestic fixed income securities, including mortgage-backed securities, high yield securities (junk bonds), and securities backed by the U.S. Treasury.
The financial instruments that are intended to provide exposure similar to the exposure to the underlying ETFs may include, among other instruments, futures, options, swaps, structured notes and other derivatives. As a result of the Fund’s use of futures, options, swaps, structured notes and other derivatives, the Fund may also hold US Treasury, short term, or other fixed income investments, including loans and notes to address regulatory requirements.
On at least an annual basis, the sub-adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying ETFs from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying ETFs to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market. The adviser uses various analytical tools and third party research to construct the portfolio. The underlying ETF selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying ETFs. The adviser also considers the portfolio characteristics and risk profile for each underlying ETF over various periods and market environments to assess each underlying ETF’s suitability as an investment for the Fund.
Risk Management Strategy. The Fund’s adviser has retained Milliman Financial Risk Management LLC (“Milliman” or “overlay manager”) as sub-adviser to the Fund to implement the risk management strategy within the parameters stated below. Although up to 20% of the Fund’s net assets may be used by Milliman to implement the risk management strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Milliman uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. As part of the risk management strategy, Milliman will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments.
The risk management strategy consists of using hedging instruments (short positions in exchange-traded futures contracts) to stabilize the Fund’s overall portfolio volatility and reduce the downside exposure of the Fund during significant market downturns. “Volatility” in this context is a statistical measurement of the frequency and level of changes in the Fund’s returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings of securities held directly or indirectly by the Fund.
Milliman uses a proprietary model to monitor and forecast volatility and will adjust the level of exchange-traded futures contracts on that basis. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The risk management strategy is separate and distinct from any riders or features of your insurance contract.
2	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Milliman selects individual futures contracts on equity indices of markets that it believes are highly correlated to the Fund’s equity exposure. Milliman will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon Milliman’s evaluation of market volatility and downside equity market risk. Short futures contracts increase in value as equity markets decline.
Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, appreciating markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Additional Information About Investment Strategies
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds (“junk” bonds), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	3

speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.
•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
•	Risk Management Strategy Risk. The success of the Fund’s risk management strategy depends in part on the overlay manager’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The risk management strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance may also be impacted by the Fund’s use of short futures positions to implement the risk management strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the market when it declines or to be uninvested when the market appreciates.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The Fund commenced operations on May 2, 2016. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser and Sub-Advisers
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
Investment Sub-Adviser:    BlackRock Investment Management LLC (“BlackRock”)
Investment Sub-Adviser:     Milliman Financial Risk Management LLC (“Milliman”)
Portfolio Managers
LIA Portfolio Managers	Company Title	Experience with Fund
Maria Ma	Assistant Vice President	Since May 2017
Jay Shearon	Assistant Vice President	Since May 2017
Amritansh Tewary	Assistant Vice President	Since May 2017
Alex Zeng	Assistant Vice President	Since May 2017

4	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

BlackRock Portfolio Managers	Company Title	Experience with Fund
Alan Mason	Managing Director	Since May 2016
Amy Whitelaw	Managing Director	Since May 2016

Milliman Portfolio Managers	Company Title	Experience with Fund
Zachary Brown	Portfolio Manager	Since May 2016
Jeff Greco	Portfolio Manager	Since May 2016
Adam Schenck	Director of Portfolio Management	Since May 2016
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
Because Fund shares are only sold through variable annuity contract or variable life insurance contracts (“variable contracts”) and are owned directly or indirectly by Lincoln Life, LNY and unaffiliated insurance companies, this prospectus does not discuss the income tax consequences at the contract owner level. The income tax consequences for the purchase of a variable contract are discussed in the prospectus of the variable contract.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	5